EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 141,866	$ 73,048	$ 263,117	$ 148,464
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 4,441	$ 7,966	$ 6,758	$ 15,931